UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:  William Cunningham
Title: Manager, Operations and Compliance
Phone: 416-848-1930
Signature, Place and Date of Signing:

William Cunningham,	Toronto, Ontario, May 14, 2013

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company


I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		68
Form 13F Information Table Value Total:		$676,857



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM		88579Y101      683     6424 SH       SOLE                     6424
Abbott Laboratories            COM		002824100      444    12570 SH	     SOLE	             12570
AbbVie Inc.                    COM		00287Y109      513    12570 SH	     SOLE	             12570
Aceto Corp.                    COM		004446100      131    11851 SH	     SOLE	             11851
Air Products & Chemicals Inc.  COM              009158106     7978    91580 SH       SOLE                    91580
Amdocs Ltd.                    COM		G02602103     9745   268827 SH	     SOLE	            268827
Apache Corp.                   COM		037411105    20782   269333 SH	     SOLE	            269333
Archer-Daniels-Midland Co.     COM		039483102    24353   721997 SH	     SOLE	            721997
AT&T Inc.                      COM              00206R102    16130   439626 SH       SOLE                   439626
Avnet Inc.                     COM		053807103    12832   354471 SH	     SOLE	            354471
Baker Hughes Inc.              COM		057224107    21011   452721 SH	     SOLE	            452721
Becton Dickinson & Co.         COM              075887109    13504   141242 SH       SOLE                   141242
Berkshire Hathaway Inc. CL B   COM		084670702     1701    16323 SH	     SOLE	             16323
Berkshire Hathaway Inc.-CL A   COM		084670108     6720       43 SH	     SOLE	                43
Cardinal Health Inc.           COM		14149Y108    18584   446510 SH	     SOLE	            446510
Coach Inc.                     COM		189754104    11556   231174 SH	     SOLE	            231174
Coca Cola Co.                  COM		191216100     3790    93720 SH	     SOLE	             93720
Conagra Foods Inc.             COM		205887102    11861   331218 SH	     SOLE	            331218
ConocoPhillips                 COM  		20825C104    17745   295257 SH	     SOLE	            295257
CSX Corporation                COM		126408103    10369   420983 SH	     SOLE	            420983
Devon Energy Corp.             COM		25179M103    13948   247209 SH	     SOLE	            247209
Diebold Inc.                   COM		253651103     3960   130620 SH	     SOLE	            130620
Dover Corp.                    COM		260003108     9109   124983 SH	     SOLE	            124983
Dreamworks Animation           COM		26153C103    14290   753713 SH	     SOLE	            753713
Du Pont (E.I.) De Nemours      COM		263534109    14808   301226 SH	     SOLE	            301226
Emerson Electric Co.           COM		291011104     4569    81780 SH	     SOLE	             81780
Exelon Corp.                   COM		30161N101     9561   277289 SH	     SOLE	            277289
Exxon Mobil Corp.              COM		30231G102     1183    13131 SH	     SOLE	             13131
F.N.B. Corp.                   COM		302520101     4528   374180 SH	     SOLE	            374180
Freeport-McMoRan Copper & Gold COM              35671D857    18011   544137 SH       SOLE                   544137
Hasbro Inc.                    COM		418056107    12826   291898 SH	     SOLE	            291898
IBM                            COM		459200101      667     3126 SH	     SOLE	              3126
IShares S&P 500 Index Fund     COM              464287200      488     3100 SH       SOLE                     3100
Jabil Circuit Inc.             COM		466313103    10669   577310 SH	     SOLE	            577310
Johnson & Johnson              COM              478160104    22421   275005 SH       SOLE                   275005
Johnson Controls Inc.          COM		478366107     9973   284382 SH	     SOLE	            284382
JPMorgan Chase & Co.           COM              46625H100      212     4471 SH       SOLE                     4471
Kraft Foods Group Inc.         COM		50076Q106      949    18418 SH	     SOLE	             18418
Kroger Co.                     COM		501044101     9962   300610 SH	     SOLE	            300610
M&T Bank Corp.                 COM              55261F104     4052    39281 SH       SOLE                    39281
McGraw-Hill Companies Inc.     COM		580645109    17249   331198 SH	     SOLE	            331198
Medtronic Inc.                 COM		585055106    18502   393990 SH	     SOLE	            393990
Merck & Co. Inc.               COM              58933Y105     9873   223209 SH       SOLE                   223209
Metlife Inc.                   COM		59156R108    19991   525806 SH	     SOLE	            525806
Microsoft Corp.                COM		594918104    19942   697039 SH	     SOLE	            697039
Molson Coors Brewing Co. - B   COM		60871R209     9859   201500 SH	     SOLE	            201500
Mondelez International Inc.    COM		609207105     1691    55256 SH	     SOLE	             55256
Newell Rubbermaid Inc.         COM		651229106    10848   415614 SH	     SOLE	            415614
Norfolk Southern Corp.         COM		655844108    11792   152982 SH	     SOLE	            152982
Oracle Corp.                   COM		68389X105    13460   416210 SH	     SOLE	            416210
Pepsico Inc.                   COM		713448108    13906   175780 SH	     SOLE	            175780
Pfizer Inc.                    COM		717081103      202     6993 SH	     SOLE	              6993
PNC Financial Services Group   COM		693475105    23911   359559 SH	     SOLE	            359559
PPL Corp.                      COM		69351T106    24436   780462 SH	     SOLE	            780462
Procter & Gamble Co.           COM              742718109      814    10563 SH       SOLE                    10563
Reinsurance Group of America   COM		759351604     7943   133120 SH	     SOLE	            133120
Resolute Forest Products       COM		76117W109     6736   409487 SH	     SOLE	            409487
Ryder System Inc.              COM		783549108    19097   319614 SH	     SOLE	            319614
State Street Corp.             COM		857477103    14843   251198 SH	     SOLE	            251198
The Mosaic Co.                 COM		61945C103    18597   311980 SH	     SOLE	            311980
Tidewater Inc.                 COM		886423102     3490    69100 SH	     SOLE	             69100
Tupperware Brands Corp.        COM		899896104    12906   157895 SH	     SOLE	            157895
U.S. Bancorp.                  COM		902973304      324     9553 SH	     SOLE	              9553
United Technologies Corp.      COM		913017109      484     5185 SH	     SOLE	              5185
Walgreen Co.                   COM		931422109    17524   367524 SH	     SOLE	            367524
Wal-Mart Stores Inc.           COM		931142103     1493    19950 SH	     SOLE	             19950
Warren Resources Inc.          COM		93564A100       51    16000 SH	     SOLE	             16000
Wells Fargo Co.                COM		949746101      275     7421 SH	     SOLE	              7421

